PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Amount of reclassification from inventory	$ 10,221,080
Useful life (in years)	27 months
Amount of component pertaining to EV1 CDU prototype damaged	$ 458,095
Amount of insurance claim received	504,781
Estimated net realizable value	81,015
Depreciation and amortization related to property and equipment	975,992	$ 41,479	$ 54,648	$ 8,449
Impairments of long-lived assets	0	$ 0
Written Down Amount	$ 0